Taxes (Details) - Schedule of Tax Payable - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Tax Payable [Abstract]
VAT payable	$ 93,278	$ 487,744
Corporate income tax payable	1,940,649	1,066,949
Other tax	1,726	366
Tax payable	$ 2,035,653	$ 1,555,059